Intangible assets and goodwill - Indefinite-lived intangibles (Details)	12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of information for cash-generating units
Number of cash-generating units	2
Trademarks
Disclosure of information for cash-generating units
Impairment loss, intangible assets other than goodwill	€ 0	€ 0	€ 0
Discount rate	14.40%	11.70%
Royalty rate	2.00%	2.00%
Terminal revenue growth rate	2.00%	2.00%
Revenue growth rates period	5 years